Non-controlling Interests (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Non-controlling Interests
Beginning Balance	$ (2,712,752)	$ (2,148,964)	$ (2,148,964)
Proportionate shares of net loss	(198,738)	$ (118,720)	(565,301)
Foreign currency translation adjustment	1,428		1,513
Total	$ (2,910,062)		$ (2,712,752)